Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of revenues by products
	For the years ended December 31,
	2020	2019	2018
Sale of medical equipment
Abdominal CPR Compression	$301,549	$58,750	$221,414
Mobile Medicine (sleep apnea diagnostic products)	21,776	153,644	120,930
OSAS service (analysis and detection)	35,211	171,064	217,042
Total Revenues	$358,536	$383,458	$559,386